Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.6

Data Compare (Non-Ignored)

Run Date - XXX

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
XXX	XXX	2025080462			Original Term		XXX	Verified	Field Value reflects the Note value
XXX	XXX	2025080462			Amortization Term		XXX	Verified	Field Value reflects Amortization Term per Note
XXX	XXX	2025080462			Amortization Type		XXX	Verified	Field Value reflects Amortization Type per Note
XXX	XXX	2025080462			Lien Position		XXX	Verified	Field Value reflects Lien Position per the Note
XXX	XXX	2025080462			Contract Sales Price		XXX	Verified	Field Value reflects sales price as it appears on the sales/purchase contract and/or addendum
XXX	XXX	2025080462			Guideline Name		XXX	Verified	Field value reflects source document
XXX	XXX	2025080462			Subject Debt Service Coverage Ratio	XXX	XXX	Verified	Field value reflects source document